Simpson Thacher & Bartlett LLP

900 G STREET, NW

WASHINGTON, D.C. 20001

TELEPHONE: +1-202-636-5500

FACSIMILE: +1-202-636-5502

Direct Dial Number +1-202-636-5806	E-mail Address ryan.brizek@stblaw.com

VIA EDGAR

     March 27, 2025

Re: AQR Funds Securities Act File No. 333-153445 Investment Company Act File No. 811-22235 Post-Effective Amendment No. 154

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Dear Securities and Exchange Commission:

On behalf of AQR Funds (the “Trust”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 154 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act in order to add four new series to the Trust, the AQR LSE Fusion Fund, the AQR CVX Fusion Fund, the AQR MS Fusion Fund, and the AQR MS Fusion HV Fund. It is proposed that the Amendment will become effective 75 days after filing pursuant to Rule 485(a)(2) under the 1933 Act on June 10, 2025.

Should members of the staff have any questions or comments concerning the Amendment, they should call the undersigned at (202) 636-5806.

Very truly yours,
/s/ Ryan Brizek
Ryan Brizek

cc:	H.J. Willcox, Esq.

Nicole DonVito, Esq.

David Blass, Esq.

NEW YORK	BEIJING	HONG KONG	HOUSTON	LONDON	LOS ANGELES	PALO ALTO	SÃO PAULO	TOKYO